Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson International Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	(6.31%)	[1]	3.18%	[1]	3.27%	[1]	Apr. 01, 2013	[1]	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%	(1.70%)	[2]	3.93%	[2]	3.45%	[2]	Apr. 01, 2013	[2]	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%	(0.56%)	4.41%	4.01%	Apr. 01, 2013	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%	(0.36%)	4.60%	4.25%	Apr. 01, 2013	(0.61%)	3.68%	3.37%	Apr. 01, 2013	0.28%	[3]	3.61%	[3]	3.33%	[3]	Apr. 01, 2013	[3]	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%	(0.28%)	4.71%	4.34%	Apr. 01, 2013	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%	(0.52%)	4.42%	4.07%	Apr. 01, 2013	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.